Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ International Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

ZEI-19-02 1.9886007.102	July 12, 2019

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for each fund found in the "Fund Summary" sections under the "Portfolio Manager(s)" headings.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

EMX-I-GUX-I-19-02 1.933380.119	July 12, 2019

Supplement to the
Fidelity® Real Estate Index Fund
November 28, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

URX-I-19-02 1.933390.117	July 12, 2019

Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV6-19-02 1.9871331.104	July 12, 2019

Supplement to the
Fidelity® SAI Emerging Markets Low Volatility Index Fund
December 12, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

MLV-19-02 1.9894170.101	July 12, 2019

Supplement to the
Fidelity® SAI International Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV7-19-02 1.9871328.104	July 12, 2019

Supplement to the
Fidelity® SAI International Value Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

IIV-19-02 1.9894169.101	July 12, 2019

Supplement to the
Fidelity® SAI International Low Volatility Index Fund and Fidelity® SAI U.S. Low Volatility Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for each fund found in the “Fund Summary” sections under the “Portfolio Manager(s)” headings.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV1-SV2-19-02 1.9878819.103	July 12, 2019

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV8-19-02 1.9871334.105	July 12, 2019

Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV3-19-02 1.9878820.103	July 12, 2019

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV9-19-02 1.9871337.104	July 12, 2019

Supplement to the
Fidelity® SAI U.S. Momentum Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SY1-19-02 1.9894175.101	July 12, 2019

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SV4-19-02 1.9878821.103	July 12, 2019

Supplement to the
Fidelity® SAI U.S. Value Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

USV-19-02 1.9894174.101	July 12, 2019

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements information for Fidelity® International Sustainability Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements information for Fidelity® U.S. Sustainability Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

USY-I-ISY-I-19-02 1.9884199.102	July 12, 2019

Supplement to the
Fidelity® Total International Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

TI1-I-19-02 1.9871017.106	July 12, 2019